Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of period
Warrants Issued	945,000	28,144	2,608,696
Warrants Reclassified to equity				$ 7,377
Warrants Outstanding, End of period				44,901,366
Weighted Average Exercise Price, Beginning of period
Weighted Average Exercise Price, Reclassified to equity				0.8556
Weighted Average Exercise Price, End of period				$ 0.6025
Warrant Liability [Member]
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of period				6,629,144	3,391,844
Warrants Exercised					(87,700)
Warrants Issued				13,043,033	3,325,000
Warrants Reclassified to equity				$ (16,368,033)
Warrants Expired				(973,144)
Warrants Outstanding, End of period				2,331,000	6,629,144
Weighted Average Exercise Price, Beginning of period				$ 4.00	$ 6.23
Weighted Average Exercise Price, Exercised					1.07
Weighted Average Exercise Price, Issued				0.65	1.65
Weighted Average Exercise Price, Reclassified to equity				0.86
Weighted Average Exercise Price, Expired				4.60
Weighted Average Exercise Price, End of period				$ 7.10	$ 4.00